JENNISON SMALL COMPANY FUND, INC.

Prospectus Dated November 30, 2005
Supplement Dated December 13, 2005



All references in the Jennison Small Company Fund, Inc.'s
(the "Fund") prospectus and statement of additional information to the inception date of the Class R shares are amended to May 10, 2004.









MF109C1